Related Party Transactions and Parties in Interest Transactions (Details) - shares shares in Millions	Dec. 31, 2025	Dec. 31, 2024
EBP 001 | Employer common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	0.5	0.3